Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 6,067,692	$ 579,283
Accounts receivable, net	481,734
Prepaid expenses and other current assets	197,336	75,951
Assets subject to assignment for benefit of creditors, current portion		740,381
Total Current Assets	6,746,762	1,395,615
OTHER ASSETS:
Security deposit	33,340
Property and equipment, net	577,205	472,670
Intangible assets, net	2,177,382
Assets subject to assignment for benefit of creditors		1,665,411
Total Other Assets	2,787,927	2,138,081
TOTAL ASSETS	9,534,689	3,533,696
CURRENT LIABILITIES:
Convertible notes payable, net of debt discounts of $0 and $83,548, respectively		979,216
Notes payable, current portion, net of debt discount of $0 and $0, respectively	283,141	85,207
Note payable - related party		500,000
Accounts payable	312,772	465,581
Accrued expenses	212,975	254,095
Insurance payable	98,255	26,794
Derivative liability		4,181,187
Due to related parties		173,692
Accrued compensation and related benefits	98,964	2,670
Liabilities subject to assignment for benefit of creditors, current portion		11,338,459
Total Current Liabilities	1,006,107	18,006,901
LONG-TERM LIABILITIES:
Notes payable, net of current portion	12,455	290,215
Liabilities subject to assignment for benefit of creditors		1,249,996
Total Long-term Liabilities	12,455	1,540,211
Total Liabilities	1,018,562	19,547,112
SHAREHOLDERS’ EQUITY (DEFICIT):
Common stock, par value $0.001 per share; 10,000,000,000 shares authorized; 2,926,528,666 and 1,733,847,494 shares issued and outstanding at December 31, 2021 and 2020, respectively	2,926,529	1,733,848
Additional paid-in capital	124,604,718	104,872,991
Accumulated deficit	(119,016,487)	(122,621,060)
Total Shareholders’ Equity (Deficit)	8,516,127	(16,013,416)
Total Liabilities and Shareholders’ Equity (Deficit)	9,534,689	3,533,696
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS’ EQUITY (DEFICIT):
Preferred stock	700	700
Series D Preferred Stock [Member]
SHAREHOLDERS’ EQUITY (DEFICIT):
Preferred stock
Series E Preferred Stock [Member]
SHAREHOLDERS’ EQUITY (DEFICIT):
Preferred stock	52	105
Series G Preferred Stock [Member]
SHAREHOLDERS’ EQUITY (DEFICIT):
Preferred stock	$ 615